Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Debt Instrument [Line Items]
Deferred financing costs	$ (5,003)	$ (8,347)	$ (11,622)
Other		0	1,644
Total debt	493,747	630,313	652,208
Less: Current portion	4,228	1,267	2,864
Long-term debt	489,519	629,046	649,344
Secured Debt | New first lien loan due December 22, 2023
Debt Instrument [Line Items]
Term Loan Facilities	498,750	0
Secured Debt | First lien loan due April 9, 2021
Debt Instrument [Line Items]
Term Loan Facilities	0	409,200	414,150
Secured Debt | Second lien loan due October 9, 2021
Debt Instrument [Line Items]
Term Loan Facilities	$ 0	$ 229,460	$ 248,036